CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
Revenue (Note 14)	$ 653.2	$ 675.0
Cost of sales
Costs of sales (Note 15)	118.2	142.0
Depletion and depreciation	247.7	273.0
Total cost of sales	365.9	415.0
Gross profit	287.3	260.0
Other operating expenses (income)
General and administrative expenses	22.6	24.9
Impairment of royalty, streams and working interests (Note 8)	76.0
Gain on sale of gold bullion	(0.1)	(0.3)
Total other operating expenses (income)	98.5	24.6
Operating income	188.8	235.4
Foreign exchange gain and other income (expense)	1.8	1.1
Realized gain on investments		2.0
Impairment of investment		(4.5)
Income before finance items and income taxes	190.6	234.0
Finance items
Finance income	3.1	5.4
Finance expenses	(4.6)	(3.4)
Net income before income taxes	189.1	236.0
Income tax expense (Note 17)	50.1	41.3
Net income	139.0	194.7
Items that may be reclassified subsequently to profit and loss:
Change in the fair value of available-for-sale investments, net of income tax (Note 6)	(18.4)	38.4
Reclassification of realized loss in fair value of available-for-sale investments (Note 6)		2.4
Currency translation adjustment	(68.3)	77.2
Items that will not be reclassified subsequently to profit and loss
Changes in the fair value of equity investments at fair value through other comprehensive income, net of income tax (Note 6)	(18.4)
Other comprehensive (loss) income	(86.7)	118.0
Comprehensive income	$ 52.3	$ 312.7
Basic earnings per share (Note 19) (in dollars per share)	$ 0.75	$ 1.06
Diluted earnings per share (Note 19) (in dollars per share)	$ 0.75	$ 1.06